Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Assumptions Used for Estimating Fair Value of Options

The table below sets forth the assumptions used on the date of grant for estimating the fair values of options 2016, 2015, and 2014:

	Year Ended
	December 30, 2016	December 25, 2015	December 26, 2014
Weighted average expected term	5.0	5.0	5.0
Risk-free interest rate	1.26%	1.41%	1.30%
Dividend yield	0.00%	0.00%	0.00%
Volatility	50.00%	50.00%	60.60%

Schedule of Stock Option Activity

The following table summarizes the Company’s stock option activity during the first quarter of 2017:

	Number of Stock Options		Weighted average exercise price per share	Weighted average remaining contractual term	Aggregate intrinsic value (in thousands)
	Time vesting	Performance vesting
Outstanding, December 30, 2016	1,948,307	215,908	$8.87
Granted	—	—	$—
Exercised	—	—	$—
Forfeited	—	—	$—
Expired	—	—	$—

Outstanding, March 31, 2017	1,948,307	215,908	$8.87	3.2 years	$23,730

Exercisable, March 31, 2017	1,634,148	215,908	$8.85	2.9 years	$20,312

The following table summarizes the Company’s stock option activity during 2016:

	Number of Stock Options		Weighted average exercise price per share	Weighted average remaining contractual term	Aggregate intrinsic value (in thousands)
	Time vesting	Performance vesting
Outstanding, December 25, 2015	2,184,119	436,312	$8.94
Granted	92,739	—	$9.42
Exercised	—	—	$—
Forfeited	(328,551)	(220,404)	$8.73
Expired	—	—	$—

Outstanding, December 30, 2016	1,948,307	215,908	$8.87	3.5 years	$5,071

Exercisable, December 30, 2016	1,567,768	215,908	$8.85	3.1 years	$4,331

Schedule of Fair Value of Options Granted and Intrinsic Value of Options Exercised

Fair value information for options granted the intrinsic value of options exercised during 2016, 2015, and 2014 are as follows:

	Year Ended
	December 30, 2016	December 25, 2015	December 26, 2014
Weighted average grant-date fair value of options granted	$4.18	$4.18	$2.90
Total intrinsic value of options exercised	N/A	N/A	N/A

Schedule of Restricted Share Activity

The following table summarizes the Company’s restricted share activity during the first quarter of 2017:

	Number of Restricted Ordinary Shares		Weighted average grant date fair value
	Time vesting	Performance vesting
Unvested, December 30, 2016	103,055	—	$8.39
Granted	—	—	$—
Vested	(31,841)	—	$8.65
Forfeited	—	—	$—

Unvested, March 31, 2017	71,214	—	$8.28

The following table summarizes the Company’s restricted share activity during 2016:

	Number of Restricted Ordinary Shares		Weighted average grant date fair value
	Time vesting	Performance vesting
Unvested, December 25, 2015	84,226	120,252	$7.25
Granted	89,963	—	$9.42
Vested	(71,134)	(120,252)	$7.64
Forfeited	—	—	$—

Unvested, December 30, 2016	103,055	—	$8.39

Schedule of Fair Value Information for Restricted Shares Granted and Vested

Fair value information for restricted shares granted and vested during 2016, 2015, and 2014 is as follows:

	Year Ended
	December 30, 2016	December 25, 2015	December 26, 2014
Weighted average grant-date fair value of shares granted	$9.42	N/A	$7.40
Total fair value of shares vested	$1,484	$296	$109